STOCK-BASED COMPENSATION - Additional Information (Details) - USD ($)							12 Months Ended
	Sep. 27, 2021	Jul. 30, 2021	Jan. 27, 2021	Oct. 14, 2020	Jul. 19, 2018	Jun. 18, 2013	Sep. 30, 2021	Sep. 30, 2020	Oct. 01, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, minimum							79.44%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, maximum							119.44%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate, minimum							0.13%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate, maximum							2.85%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend rate							0.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term							5 years 7 months 6 days
Common Stock, Shares Authorized							800,000,000	800,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							7,375,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares							18,814,908
Non-Employee Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense							$ 105,000	$ 220,000
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense							124,000	288,000
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense							$ 267,000	390,000
Employees And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							24,479,212
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							9,792,500
Employees, Directors And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense							$ 391,000	$ 678,000
2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase In Aggregate Number Of Shares									3,000,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition							2 years 5 months 19 days
Common Stock, Shares Authorized							31,114,256		31,114,256
Share-based compensation arrangement by share-based payment award, number of additional shares authorized						3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							0	0
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period							0
2013 Stock Incentive Plan | Restricted Stock [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					100.00%
Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant							99,340
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, total							$ 153,000
Plan 2013 [Member] | Restricted Stock [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		50,000
Plan 2013 [Member] | Restricted Stock [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		50,000
Plan 2013 [Member] | Restricted Stock [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		50,000
Plan 2013 [Member] | Employees And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							5,300,000
Plan 2013 [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							2,075,000
Plan 2013 [Member] | Consultants [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period				90 days
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	300,000		500,000	50,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	0.0833%
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Other					220,000
Plan 2013 [Member] | Board of Directors And Management [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					745,000